FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: 	June 30, 2004


Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restaurant.

					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		JHC Capital Management, LLC
Address:	8 Sound Shore Drive, Suite 215
		Greenwich, CT 06830

13F File Number:	n/a


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kristin Reay

Title:		Chief Operating Officer

Phone:		203-661-3574

Signature, Place, and Date of Signing:

Kristin Reay	Greenwich, CT	August 11, 2004


Report Type (Check only One):

[X] 13F HOLDINGS REPORT

[  ] 13F NOTICE

[  ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	______NONE__________


Form 13F Information Table Entry Total:	______75______________


Form 13F Information Table Value Total:	______$56,050__________
					     (thousands)






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No	13F File Number	Name

NONE




Name	     	       Title	  						Sole
of		        of				          Investment 	Voting
Issuer		       Class	Cusip           Value	Shares    Discretion	Authority

Cybersource		COM	23251J106       $8,317 	1,094,008     Sole	1,094,008

The SCO Group		COM	78403A106        3,939 	545,764       Sole	  545,764

Pegasystems		COM	705573103	 2,699 	308,400       Sole	  308,400

Eclipsys Corp		COM	278856109	 2,442 	160,000       Sole	  160,000

PC-Tel Inc		COM	69325Q105	 2,360 	200,000       Sole	  200,000

Neoforma Inc		COM	640475505	 2,185 	180,000       Sole	  180,000

S1 Corporation		COM	78463B101	 1,740 	175,000       Sole	  175,000

Scientific-Atlanta 	COM	808655104	 1,725 	 50,000       Sole	   50,000

Westell Technologies 	COM	957541105	 1,683 	330,000       Sole	  330,000

infoUSA			COM	456818301	 1,648 	162,500       Sole	  162,500

Arris Group		COM	04269Q100	 1,544 	260,000       Sole	  260,000

Jacada Ltd		COM	M6184R101	 1,507 	516,600       Sole	  516,600

Digital Impact		COM	25385G106	 1,477 	756,175       Sole	  756,175

Findwhat.com		COM	317794105	 1,388 	 60,000       Sole	   60,000

Autobytel		COM	05275N106	 1,362 	150,000       Sole	  150,000

Verity			COM	92343C106	 1,351 	100,000       Sole	  100,000

Artisan Components 	COM	042923102	 1,290 	 50,000       Sole	   50,000

Modem Media		COM	607533106	 1,157 	220,000       Sole	  220,000

Internap Network	COM	45885A102	 1,029 	850,000       Sole	  850,000

Stellent Inc		COM	85856W105	   982 	115,000       Sole	  115,000

Ultratech Inc		COM	904034105	   895 	 55,000       Sole	   55,000

RSA Security		COM	749719100	   789 	 40,300       Sole	   40,300

Marimba Inc		COM	56781Q109	   670 	118,808       Sole	  118,808

Ascential Software 	COM	04362P207	   640 	 40,000       Sole	   40,000

Intevac Inc		COM	461148108      	   630 	 71,000       Sole	   71,000

Rainmaker Systems	COM	750875106	   624 	300,000       Sole	  300,000

Citadel Security	COM	17288Q109	   616 	200,000       Sole	  200,000

The TriZetto Group 	COM	896882107	   603 	 90,000       Sole	   90,000

ValueClick Inc		COM	92045N102	   599 	 50,000       Sole	   50,000

Microvision Inc		COM	594960106	   588 	 70,000       Sole	   70,000

Intrado Inc		COM	46117A100	   483 	 30,000       Sole	   30,000

Selectica Inc		COM	816288104	   475 	100,000       Sole	  100,000

InfoSonics Corp		COM	456784107	   460 	100,000       Sole	  100,000

On Track Innovations 	COM	M8791A109	   460 	 50,000       Sole	   50,000

Pervasive Software 	COM	715710109	   438 	 70,000       Sole	   70,000

Digi Intl		COM	253798102	   429 	 40,000	      Sole	   40,000

E.phiphany Inc		COM	26881V100	   406 	 84,000	      Sole	   84,000

Corvis Corp		COM	221009103	   353 	250,000	      Sole	  250,000

eFunds Corp		COM	28224R101	   350 	 20,000       Sole	   20,000

Maxtor Corp		COM	577729205	   332 	 50,000       Sole	   50,000

InterVideo Inc		COM	46114Y101	   259 	 20,000       Sole	   20,000

Electronic Clearing 	COM	285562500	   242 	 26,000       Sole	   26,000

Alvarion Ltd		COM	M0861T100	   199 	 15,000       Sole	   15,000

Allscripts Healthcare	COM	01988P108	   196 	 25,000       Sole	   25,000

Dynabazaar Inc		COM	26779R104	   193 	255,605       Sole	  255,605

Portal Software		COM	736126301	   187 	 51,600       Sole	   51,600

The Sportsman's Guide 	COM	848907200	   187 	  8,000       Sole	    8,000

Net2Phone Inc		COM	64108N106	   181 	 40,000       Sole	   40,000

ILOG S.A.		COM	452360100	   153 	 12,000       Sole	   12,000

Keynote Systems		COM	493308100	   110 	  8,000       Sole	    8,000

Epicor Software Corp 	COM	29426L108	   105 	  7,500       Sole	    7,500

Western Digital Corp 	COM	958102105	   104 	 12,000       Sole	   12,000

Harris Interactive   	COM	414549105	   101 	 15,000       Sole	   15,000

Mercury Interactive 	COM	589405109	   100 	  2,000       Sole	    2,000

Openwave Systems	COM	683718308	    85 	  6,666       Sole	    6,666

Indus Intl		COM	45578L100	    84 	 40,000       Sole	   40,000

Bio-Imaging Tech	COM	09056N103	    83 	 18,000       Sole	   18,000

Manugistics Group	COM	565011103	    82 	 25,000       Sole	   25,000

West Corporation	COM	952355105	    78 	  3,000       Sole	    3,000

Bindview Development 	COM	090327107	    64 	 25,100       Sole	   25,100

Globix Xorporation 	COM	37957F200	    58 	 20,000       Sole	   20,000

Actuate Corporation 	COM	00508B102	    55 	 14,000       Sole	   14,000

NIC Inc			COM	62914B100	    54 	  7,500       Sole	    7,500

The Ultimate Software 	COM	90385D107	    51 	  5,000       Sole	    5,000

Mobius Management	COM	606925105	    47 	  7,900       Sole	    7,900

Acacia Research Corp 	COM	003881307	    45 	  6,900       Sole	    6,900

Audible Inc		COM	05069A302	    44 	  4,100       Sole	    4,100

Descartes Systems	COM	249906108	    43   41,862       Sole	   41,862

Epresence Inc		COM	294348990	    40 	 10,000       Sole	   10,000

TIBCO Software		COM	88632Q103	    37 	  4,400       Sole	    4,400

Loudeye Corp		COM	545754103	    35 	 22,000       Sole	   22,000

Blue Martini Software 	COM	095698502	    33 	  7,400       Sole	    7,400

OSI Systems		COM	671044105	    30 	  1,500       Sole	    1,500

Agile Software Corp 	COM	00846X105	    15 	  1,700       Sole	    1,700

Metro One Telecomm 	COM	59163F105	     5 	  3,500       Sole	    3,500